UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Government Money Market Fund

July 31, 2017

ZGY-QTLY-0917
1.9881596.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Debt - 33.6%
	Yield(a)	Principal Amount	Value
Federal Agencies - 33.6%
Federal Farm Credit Bank
10/6/17	1.35 (b)%	$100,000	$100,048
Federal Home Loan Bank
8/2/17 to 5/11/18	1.03 to 1.15 (b)	1,960,000	1,958,722
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,058,770)			2,058,770

U.S. Government Agency Repurchase Agreement - 35.6%
	Maturity Amount	Value
In a joint trading account at 1.06% dated 7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations) #	$976,029	$976,000
With:
BNP Paribas, S.A. at 1%, dated 5/26/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $102,190, 0.00% - 4.50%, 2/01/18 - 9/20/45)	100,269	100,000
Citibank NA at 1.06%, dated 7/25/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,128, 0.00% - 4.25%, 12/31/17 - 11/15/40)	1,000,206	1,000,000
ING Financial Markets LLC at 1.04%, dated 6/1/17 due 9/1/17 (Collateralized by U.S. Government Obligations valued at $104,656, 4.50%, 9/20/45)	100,266	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,176,000)		2,176,000

U.S. Treasury Repurchase Agreement - 31.1%
With:
Mizuho Securities U.S.A., Inc. at 1.05%, dated 7/31/17 due 8/1/17:
(Collateralized by U.S. Treasury Obligations valued at $409,826, 2.25%, 11/15/25)	400,012	400,000
(Collateralized by U.S. Treasury Obligations valued at $208,847, 0.00%, 1/25/18)	200,006	200,000
Nomura Securities International, Inc. at 1.05%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $824,200, 0.63% - 3.75%, 9/30/17 - 8/15/41)	800,163	800,000
Norinchukin Bank at 1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $106,275, 1.63%, 8/31/19)	100,320	100,000
Societe Generale at:
1.05%, dated 7/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $204,177, 0.00% - 8.75%, 8/31/17 - 1/31/21)	200,193	200,000
1.09%, dated 7/13/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $204,122, 1.13% - 2.13%, 1/31/19 - 1/31/21)	200,545	200,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,900,000)		1,900,000
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $6,134,770)		6,134,770
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(17,962)
NET ASSETS - 100%		$6,116,808

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$976,000 due 8/01/17 at 1.06%
BNP Paribas, S.A.	$61,573
BNY Mellon Capital Markets LLC	3,843
Bank of America NA	122,761
Citibank NA	134,522
Credit Agricole CIB New York Branch	90,091
Credit Suisse Securities (USA) LLC	14,206
HSBC Securities (USA), Inc.	98,547
ING Financial Markets LLC	11,530
J.P. Morgan Securities, Inc.	200,016
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,217
Mizuho Securities USA, Inc.	108,233
Wells Fargo Securities LLC	111,461
$976,000

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $6,134,770.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

July 31, 2017

TMM-QTLY-0917
1.804868.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 106.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 106.4%
U.S. Treasury Bills
8/3/17 to 2/1/18	0.62 to 1.14%	$2,456,915	$2,453,692
U.S. Treasury Notes
8/15/17 to 4/30/19	0.74 to 1.46 (b)	1,296,889	1,297,509
TOTAL U.S. TREASURY DEBT
(Cost $3,751,201)			3,751,201
TOTAL INVESTMENT PORTFOLIO - 106.4%
(Cost $3,751,201)			3,751,201
NET OTHER ASSETS (LIABILITIES) - (6.4)%			(226,456)
NET ASSETS - 100%			$3,524,745

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $3,751,201,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

July 31, 2017

SPU-QTLY-0917
1.804856.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 7.1%
U.S. Treasury Bills
8/3/17 to 12/28/17	0.62 to 1.13%	$4,005,770,000	$4,000,015,475
U.S. Treasury Notes
8/15/17 to 4/30/19	0.67 to 1.25 (b)	2,088,000,000	2,090,342,631
TOTAL U.S. TREASURY DEBT
(Cost $6,090,358,106)			6,090,358,106

U.S. Government Agency Debt - 57.5%
Federal Agencies - 57.5%
Fannie Mae
8/28/17 to 1/11/18	0.78 to 1.28 (b)	700,000,000	700,016,491
Federal Farm Credit Bank
8/1/17 to 1/8/18	1.22 to 1.24 (b)	47,000,000	47,020,501
Federal Home Loan Bank
8/2/17 to 1/22/19	0.64 to 1.25 (b)	47,940,569,000	47,920,826,792
Freddie Mac
12/21/17 to 1/12/18	1.20 to 1.27 (b)	541,500,000	541,500,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $49,209,363,784)			49,209,363,784

U.S. Government Agency Repurchase Agreement - 15.2%
	Maturity Amount	Value
In a joint trading account at:
1.06% dated 7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations)	$4,623,907,950	$4,623,772,000
1.06% dated 7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations)	53,108,569	53,107,000
With:
BNP Paribas, S.A. at:
0.96%, dated 5/15/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $254,522,398, 0.00% - 7.13%, 2/1/18 - 6/20/47)	249,610,880	249,000,000
1%, dated 5/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $255,419,944, 0.00% - 8.75%, 9/14/17 - 6/20/47)	248,668,222	248,000,000
1.01%, dated 6/2/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $63,729,835, 0.00% - 8.00%, 12/15/17 - 4/1/47)	62,140,895	62,000,000
1.07%, dated 6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $64,831,943, 0.00% - 4.81%, 4/15/21 - 6/20/47)	63,110,478	63,000,000
1.13%, dated 6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $66,853,354, 0.00% - 7.13%, 10/4/17 - 6/1/47)	65,244,833	65,000,000
Citibank NA at:
1.05%, dated 7/25/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $65,405,392, 0.00% - 6.50%, 11/16/17 - 12/1/46)	64,013,067	64,000,000
1.06%, dated 7/25/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $390,577,448, 0.00% - 8.60%, 10/12/17 - 6/1/47)	382,078,734	382,000,000
Deutsche Bank Securities, Inc. at:
1.06%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Government Obligations valued at $362,153,946, 0.00% - 7.25%, 8/4/17 - 4/1/56)	355,073,169	355,000,000
1.08%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations valued at $453,913,618, 0.00% - 7.00%, 11/24/17 - 4/1/53)	445,013,350	445,000,000
ING Financial Markets LLC at:
1.04%, dated:
6/1/17 due 9/1/17 (Collateralized by U.S. Government Obligations valued at $101,156,364, 4.00%, 6/20/47)	99,263,120	99,000,000
6/5/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $152,225,886, 3.50% - 4.00%, 6/1/42 - 2/1/47)	149,396,009	149,000,000
1.05%, dated:
6/6/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $127,705,951, 3.50%, 7/1/46)	125,335,417	125,000,000
6/7/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $76,623,366, 4.00%, 10/20/45 - 11/20/45)	75,126,875	75,000,000
1.07%, dated 6/8/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $144,050,982, 3.50% - 4.00%, 8/1/26 - 2/1/47)	141,385,557	141,000,000
1.09%, dated 6/20/17 due 9/5/17 :
(Collateralized by U.S. Government Obligations valued at $129,701,140, 3.50% - 4.00%, 8/1/26 - 7/1/46)	127,334,539	127,000,000
(Collateralized by U.S. Government Obligations valued at $77,617,596, 4.00%, 11/20/45)	76,207,100	76,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 6/13/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $383,052,586, 0.00% - 5.25%, 8/1/17 - 9/6/41)	375,651,458	375,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.07%, dated:
7/11/17 due:
9/8/17 (Collateralized by U.S. Government Obligations valued at $220,457,516, 1.88% - 6.00%, 1/1/24 - 7/20/47)	216,378,780	216,000,000
9/11/17 (Collateralized by U.S. Government Obligations valued at $181,673,324, 2.13% - 5.27%, 1/1/19 - 8/1/47)	178,328,014	178,000,000
7/12/17 due 9/12/17 (Collateralized by U.S. Government Obligations valued at $65,318,805, 1.88% - 5.00%, 4/1/25 - 6/1/47)	64,117,938	64,000,000
7/24/17 due:
9/22/17 (Collateralized by U.S. Government Obligations valued at $175,481,716, 1.89% - 6.00%, 6/1/22 - 7/20/47)	172,306,733	172,000,000
9/25/17 (Collateralized by U.S. Government Obligations valued at $147,935,167, 2.30% - 5.15%, 1/1/19 - 7/1/47)	145,271,513	145,000,000
7/26/17 due 9/26/17 (Collateralized by U.S. Government Obligations valued at $174,451,105, 1.89% - 6.07%, 9/1/23 - 5/20/67)	171,315,115	171,000,000
7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations valued at $64,261,910, 2.22% - 5.00%, 4/1/27 - 2/1/44)	63,001,873	63,000,000
Natixis SA at 1.06%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $129,846,638, 0.00% - 8.75%, 5/24/18 - 2/15/42)	127,003,739	127,000,000
Nomura Securities International, Inc. at 1.06%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Government Obligations valued at $1,365,820,215, 3.00% - 5.00%, 1/1/24 - 7/20/47)	1,339,039,426	1,339,000,000
RBC Capital Markets Corp. at:
1.04%, dated 6/12/17 due 8/11/17 (Collateralized by U.S. Government Obligations valued at $88,936,208, 2.12% - 6.00%, 1/1/27 - 7/20/47)	87,150,800	87,000,000
1.06%, dated 6/12/17 due 9/11/17 (Collateralized by U.S. Government Obligations valued at $128,243,254, 1.40% - 6.00%, 5/1/25 - 7/25/47)	125,334,931	125,000,000
1.08%, dated 6/28/17 due 9/20/17 (Collateralized by U.S. Government Obligations valued at $89,887,359, 1.40% - 5.50%, 1/1/27 - 10/20/64)	88,221,760	88,000,000
1.09%, dated:
6/20/17 due 9/18/17 (Collateralized by U.S. Government Obligations valued at $168,653,449, 1.40% - 8.00%, 7/1/18 - 8/25/47)	165,449,625	165,000,000
7/21/17 due 10/19/17 (Collateralized by U.S. Treasury Obligations valued at $136,153,308, 0.00% - 6.50%, 4/15/20 - 6/15/52)	133,362,425	133,000,000
1.1%, dated 7/6/17 due:
10/3/17 (Collateralized by U.S. Government Obligations valued at $73,531,342, 2.35% - 6.00%, 4/1/24 - 7/20/47)	72,195,800	72,000,000
10/4/17 (Collateralized by U.S. Government Obligations valued at $134,811,207, 1.40% - 8.00%, 12/25/22 - 7/1/47)	132,363,000	132,000,000
RBC Dominion Securities at:
0.93%, dated 5/5/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $126,767,532, 3.50%, 6/20/46)	124,291,503	124,000,000
1.04%, dated:
6/9/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $25,539,120, 2.00% - 3.50%, 9/30/20 - 5/20/47)	25,043,333	25,000,000
7/27/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $129,558,712, 3.50%, 6/20/46)	127,146,756	127,000,000
7/28/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $129,554,969, 3.50%, 6/20/46)	127,146,756	127,000,000
1.05%, dated:
7/6/17 due 8/3/17 (Collateralized by U.S. Government Obligations valued at $129,638,235, 3.50%, 6/20/46)	127,103,717	127,000,000
7/31/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $52,021,518, 3.50%, 5/20/47)	51,031,238	51,000,000
1.06%, dated 6/21/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $77,613,585, 3.50%, 5/20/47)	76,136,504	76,000,000
1.07%, dated:
7/7/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $134,740,045, 3.00% - 3.50%, 6/20/46 - 7/20/46)	132,353,100	132,000,000
7/10/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $134,728,040, 3.00%, 7/20/46)	132,360,947	132,000,000
7/11/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $64,300,110, 3.50%, 5/20/47)	63,172,270	63,000,000
7/19/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $135,712,418, 3.00%, 7/20/46)	133,367,634	133,000,000
1.08%, dated:
7/13/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $134,716,745, 3.50%, 6/20/46)	132,384,120	132,000,000
7/17/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $135,721,047, 3.00% - 3.50%, 4/20/46 - 7/20/46)	133,375,060	133,000,000
7/20/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $135,708,838, 3.00%, 7/20/46)	133,383,040	133,000,000
7/21/17 due 8/7/17:
(Collateralized by U.S. Government Obligations valued at $135,704,768, 3.00%, 7/20/46)	133,383,040	133,000,000
(Collateralized by U.S. Government Obligations valued at $135,704,768, 3.00%, 7/20/46)	133,387,030	133,000,000
1.09%, dated 7/24/17 due 8/7/17 (Collateralized by U.S. Government Obligations valued at $134,672,614, 3.50%, 6/20/46)	132,391,673	132,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,966,879,000)		12,966,879,000

U.S. Treasury Repurchase Agreement - 21.4%
With:
BMO Harris Bank NA at:
1%, dated 6/7/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $118,569,733, 2.75% - 4.25%, 11/15/17 - 2/15/20)	114,224,833	114,000,000
1.03%, dated 7/20/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $97,242,408, 2.25% - 3.00%, 12/31/23 - 5/15/45)	93,143,685	93,000,000
1.04%, dated:
7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $119,944,226, 1.50%, 12/31/18)	116,204,418	116,000,000
7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $124,468,805, 0.63% - 3.88%, 5/15/18 - 8/15/26)	122,236,138	122,000,000
1.05%, dated 7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,526,021, 1.13% - 2.00%, 9/30/21 - 10/31/21)	120,234,500	120,000,000
1.06%, dated:
7/7/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,735,570, 0.88% - 1.50%, 1/15/18 - 8/31/18)	120,321,533	120,000,000
7/13/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $122,645,222, 0.75% - 3.88%, 2/28/18 - 2/15/47)	120,296,800	120,000,000
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $124,199,376, 2.75%, 11/15/23)	120,272,067	120,000,000
1.07%, dated:
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $125,025,050, 2.25% - 2.88%, 12/31/23 - 11/15/46)	120,303,167	120,000,000
7/26/17 due 8/7/17:
(Collateralized by U.S. Treasury Obligations valued at $125,396,203, 2.00% - 3.13%, 2/15/22 - 8/15/45)	120,303,167	120,000,000
(Collateralized by U.S. Treasury Obligations valued at $61,210,933, 1.00% - 1.63%, 3/15/18 - 4/30/23)	60,160,500	60,000,000
7/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $61,769,222, 1.38% - 3.88%, 5/15/18 - 2/15/43)	60,162,283	60,000,000
7/28/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $124,350,973, 1.38% - 3.63%, 10/31/18 - 8/15/43)	120,313,867	120,000,000
BNP Paribas, S.A. at:
0.95%, dated 5/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $233,215,246, 0.00% - 8.75%, 9/14/17 - 2/15/46)	227,551,106	227,000,000
0.97%, dated 5/22/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $233,197,024, 0.00% - 3.00%, 9/14/17 - 2/15/46)	226,511,513	226,000,000
0.99%, dated:
5/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $231,436,038, 0.00% - 8.13%, 9/14/17 - 5/15/43)	226,602,855	226,000,000
5/31/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $349,260,226, 0.00% - 8.00%, 9/14/17 - 8/15/44)	339,848,348	339,000,000
1%, dated:
5/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $261,412,854, 0.00% - 7.63%, 8/3/17 - 2/15/45)	255,835,833	255,000,000
6/2/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $174,399,361, 0.00% - 8.13%, 9/14/17 - 5/15/44)	170,448,611	170,000,000
1.02%, dated:
6/8/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $233,937,407, 0.00% - 6.00%, 3/1/18 - 11/15/44)	229,389,300	229,000,000
6/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $234,102,196, 0.00% - 4.75%, 9/14/17 - 11/15/42)	229,389,300	229,000,000
1.04%, dated:
6/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $234,434,600, 0.00% - 7.50%, 9/14/17 - 2/15/46)	229,595,400	229,000,000
6/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $468,981,680, 0.00% - 3.00%, 9/14/17 - 5/15/47)	456,790,400	456,000,000
1.05%, dated:
6/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $468,803,308, 0.00% - 6.00%, 9/14/17 - 8/15/46)	457,210,300	456,000,000
6/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $466,390,512, 1.50% - 8.00%, 8/31/20 - 2/15/46)	456,798,000	456,000,000
1.06%, dated:
6/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $466,431,597, 0.00% - 5.50%, 9/14/17 - 2/15/46)	457,208,400	456,000,000
6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $235,616,518, 0.00% - 8.75%, 9/14/17 - 11/15/41)	230,399,561	230,000,000
6/29/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $118,608,553, 0.00% - 8.75%, 9/14/17 - 2/15/46)	116,204,933	116,000,000
1.07%, dated 6/22/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $356,706,730, 0.00% - 3.13%, 9/14/17 - 2/15/45)	346,925,550	346,000,000
1.08%, dated 7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,651,135, 0.00% - 3.63%, 9/14/17 - 8/15/43)	120,324,000	120,000,000
1.1%, dated 7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $122,657,539, 0.00% - 6.75%, 3/1/18 - 8/15/44)	120,410,667	120,000,000
1.12%, dated:
6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $121,496,486, 0.00% - 6.75%, 9/14/17 - 11/15/44)	118,440,533	118,000,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $122,430,500, 0.00% - 5.38%, 9/14/17 - 8/15/44)	120,403,200	120,000,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $122,426,658, 1.25% - 2.25%, 4/30/19 - 5/15/25)	120,399,467	120,000,000
1.13%, dated 6/29/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $122,029,468, 0.00% - 9.13%, 9/14/17 - 2/15/46)	119,448,233	119,000,000
1.14%, dated 7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $244,451,602, 0.00% - 3.00%, 9/14/17 - 11/15/45)	239,908,200	239,000,000
Commerz Markets LLC at:
1.09%, dated:
7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $171,387,289, 0.88%, 5/15/19)	168,035,607	168,000,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $343,783,697, 1.38% - 2.00%, 6/30/23 - 11/15/26)	337,071,425	337,000,000
1.1%, dated 7/31/17 due 8/1/17:
(Collateralized by U.S. Treasury Obligations valued at $1,220,253,256, 1.63% - 5.38%, 7/31/20 - 5/15/46)	1,195,036,514	1,195,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,104,854, 2.25%, 11/15/24)	5,000,153	5,000,000
Deutsche Bank Securities, Inc. at:
1.05%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $171,640,724, 0.00% - 8.88%, 8/3/17 - 2/15/45)	168,034,300	168,000,000
1.07%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $81,659,579, 0.63% - 2.88%, 3/31/18 - 8/15/46)	80,002,378	80,000,000
Goldman Sachs & Co. at 1.05%, dated 7/31/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $121,530,718, 0.00% - 3.63%, 12/14/17 - 2/15/46)	118,024,092	118,000,000
HSBC Securities, Inc. at 1.03%, dated 7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $940,558,207, 0.51% - 7.50%, 10/15/17 - 2/15/46)	921,184,456	921,000,000
Lloyds Bank PLC at 1.15%, dated 7/14/17 due 9/12/17 (Collateralized by U.S. Treasury Obligations valued at $479,436,620, 2.13% - 6.75%, 8/15/20 - 8/15/26)	464,889,333	464,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.04%, dated 7/19/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $59,543,092, 1.25% - 8.50%, 6/30/19 - 11/15/46)	58,050,267	58,000,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 7/31/17 due 8/1/17:
(Collateralized by U.S. Treasury Obligations valued at $235,077,307, 2.38%, 8/15/24)	228,006,650	228,000,000
(Collateralized by U.S. Treasury Obligations valued at $176,309,280, 2.38%, 8/15/24)	171,004,988	171,000,000
MUFG Securities EMEA PLC at:
0.91%, dated 5/1/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $71,103,117, 1.25% - 1.50%, 2/28/19 - 3/31/21)	69,160,463	69,000,000
1.02%, dated 6/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $69,742,587, 2.13% - 3.00%, 12/31/23 - 5/15/45)	68,177,253	68,000,000
1.05%, dated:
7/18/17 due 8/7/17:
(Collateralized by U.S. Treasury Obligations valued at $238,117,136, 1.50% - 2.63%, 11/15/20 - 8/15/26)	232,209,767	232,000,000
(Collateralized by U.S. Treasury Obligations valued at $119,102,488, 2.63%, 11/15/20)	116,104,883	116,000,000
7/21/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $180,740,688, 2.63%, 8/15/20)	175,142,917	175,000,000
7/25/17 due:
8/2/17 (Collateralized by U.S. Treasury Obligations valued at $120,946,360, 1.63% - 3.00%, 10/31/23 - 2/15/46)	117,027,300	117,000,000
8/7/17 (Collateralized by U.S. Treasury Obligations valued at $120,972,879, 2.63%, 8/15/20)	117,044,363	117,000,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $166,844,603, 2.00% - 2.38%, 11/30/23 - 2/15/25)	162,033,075	162,000,000
7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $124,658,043, 2.38%, 5/15/27)	121,003,529	121,000,000
8/1/17 due 8/7/17:(c)	58,023,683	58,000,000
8/1/17 due 8/7/17:(c)	69,014,088	69,000,000
1.07%, dated 7/18/17 due 8/18/17 (Collateralized by U.S. Treasury Obligations valued at $120,160,813, 1.63% - 2.63%, 8/15/20 - 5/15/26)	117,107,803	117,000,000
Natixis SA at 1.04%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $589,577,094, 0.00% - 8.75%, 5/24/18 - 11/15/24)	578,016,698	578,000,000
Nomura Securities International, Inc. at 1.05%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,696,049,087, 0.00% - 8.50%, 8/15/17 - 2/15/46)	1,661,339,121	1,661,000,000
Norinchukin Bank at:
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $57,257,106, 1.63%, 8/31/19)	56,153,533	56,000,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $57,246,984, 1.63%, 8/31/19)	56,157,920	56,000,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $115,480,368, 1.00%, 9/30/19)	113,317,656	113,000,000
1.13%, dated 7/25/17 due 9/25/17 (Collateralized by U.S. Treasury Obligations valued at $60,192,636, 2.13%, 8/31/20)	59,114,821	59,000,000
1.15%, dated 6/15/17 due 8/31/17 (Collateralized by U.S. Treasury Obligations valued at $58,227,514, 1.63% - 2.13%, 8/31/19 - 8/31/20)	57,140,204	57,000,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $61,214,068, 2.13%, 8/31/20)	60,179,400	60,000,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $61,167,873, 2.13%, 8/31/20)	60,091,680	59,900,000
RBC Capital Markets Corp. at:
0.92%, dated 5/4/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $57,589,740, 0.00% - 4.38%, 8/31/17 - 5/15/46)	56,130,231	56,000,000
0.93%, dated 5/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $92,555,008, 0.00% - 6.50%, 9/15/17 - 11/15/45)	90,209,250	90,000,000
0.95%, dated 5/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $81,390,430, 1.38% - 8.75%, 11/15/19 - 2/15/45)	79,191,794	79,000,000
RBC Dominion Securities at:
0.93%, dated 5/8/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $116,535,378, 1.38% - 1.75%, 12/31/20 - 1/31/21)	114,270,940	114,000,000
1.05%, dated:
6/30/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $223,588,556, 1.38% - 2.25%, 4/30/20 - 11/15/25)	219,204,400	219,000,000
7/5/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $118,413,198, 1.75%, 12/31/20)	116,094,733	116,000,000
1.07%, dated:
7/20/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $123,464,022, 1.75%, 9/30/19 - 12/31/20)	121,341,657	121,000,000
7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $122,429,130, 1.75%, 12/31/20)	120,338,833	120,000,000
1.08%, dated 7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $122,425,708, 1.75%, 12/31/20)	120,352,800	120,000,000
RBS Securities, Inc. at:
1.04%, dated:
7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $257,552,168, 0.63% - 5.50%, 12/31/17 - 8/15/46)	252,050,960	252,000,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $258,344,849, 1.00% - 8.75%, 1/31/19 - 5/15/43)	253,051,162	253,000,000
1.05%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $23,572,756, 1.75% - 3.00%, 2/28/22 - 5/15/47)	23,000,671	23,000,000
Societe Generale at:
1.05%, dated:
7/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $233,930,047, 0.00% - 6.13%, 8/10/17 - 8/15/46)	229,220,413	229,000,000
7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $117,482,680, 0.00% - 9.13%, 8/15/17 - 5/15/47)	115,103,979	115,000,000
1.06%, dated:
7/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $234,466,768, 0.75% - 4.38%, 2/28/18 - 5/15/45)	229,411,309	229,000,000
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $482,047,693, 0.00% - 8.88%, 8/15/17 - 2/15/47)	472,861,662	472,000,000
1.09%, dated:
7/5/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $241,033,747, 0.00% - 8.13%, 8/3/17 - 11/15/44)	236,657,391	236,000,000
7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $241,349,760, 0.00% - 4.38%, 8/31/17 - 8/15/46)	236,657,391	236,000,000
7/13/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $243,424,063, 0.00% - 8.75%, 8/31/17 - 8/15/44)	237,645,825	237,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $18,357,900,000)		18,357,900,000
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $86,624,500,890)		86,624,500,890
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(990,148,873)
NET ASSETS - 100%		$85,634,352,017

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,623,772,000 due 8/01/17 at 1.06%
BNP Paribas, S.A.	$291,698,781
BNY Mellon Capital Markets LLC	18,208,413
Bank of America NA	581,576,720
Citibank NA	637,294,465
Credit Agricole CIB New York Branch	426,805,207
Credit Suisse Securities (USA) LLC	67,298,660
HSBC Securities (USA), Inc.	466,863,717
ING Financial Markets LLC	54,625,240
J.P. Morgan Securities, Inc.	947,565,828
Merrill Lynch, Pierce, Fenner & Smith, Inc.	91,042,066
Mizuho Securities USA, Inc.	512,748,918
Wells Fargo Securities LLC	528,043,985
$4,623,772,000
$53,107,000 due 8/01/17 at 1.06%
BNP Paribas, S.A.	9,274,105
Credit Suisse Securities (USA) LLC	26,359,141
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,462,600
Wells Fargo Securities LLC	10,011,154
$53,107,000

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $86,624,500,890.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

July 31, 2017

SPM-QTLY-0917
1.804826.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 30.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.0%
Citibank NA
10/4/17	1.32%	$144,000	$144,000
Wells Fargo Bank NA
12/20/17 to 4/25/18	1.36 to 1.41 (b)	311,000	311,000
			455,000
London Branch, Eurodollar, Foreign Banks - 6.0%
Credit Suisse Group AG
8/7/17	1.30	27,000	26,994
Mitsubishi UFJ Trust & Banking Corp.
8/7/17	1.20	96,000	96,000
Mizuho Bank Ltd. London Branch
8/7/17	1.28	43,000	43,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/15/17 to 10/23/17	1.22 to 1.40	505,000	505,000
			670,994
New York Branch, Yankee Dollar, Foreign Banks - 20.6%
Bank of Montreal
10/2/17 to 4/12/18	1.32 to 1.71 (b)	386,000	386,000
Bank of Nova Scotia
4/10/18	1.38 (b)	110,000	110,000
BNP Paribas New York Branch
9/18/17	1.25	100,000	100,000
Canadian Imperial Bank of Commerce
2/2/18 to 4/13/18	1.40 to 1.72 (b)	174,000	174,134
Credit Agricole CIB
9/8/17	1.25	100,000	100,000
KBC Bank NV
8/11/17 to 9/1/17	1.17 to 1.24	195,000	195,000
Landesbank Baden-Wuerttemberg New York Branch
8/1/17 to 8/7/17	1.23	440,300	440,300
Mitsubishi UFJ Trust & Banking Corp.
10/5/17	1.38 (b)	105,000	105,000
Mizuho Corporate Bank Ltd.
8/21/17	1.39 (b)	25,000	25,000
Royal Bank of Canada
10/24/17 to 3/28/18	1.38 to 1.69 (b)	185,000	185,000
Sumitomo Mitsui Banking Corp.
9/19/17 to 12/4/17	1.30 to 1.35 (b)	261,000	261,000
Toronto-Dominion Bank New York Branch
9/6/17 to 11/1/17	1.67 to 1.68 (b)	146,000	146,000
UBS AG
9/6/17	1.20	95,000	95,000
			2,322,434
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,448,428)			3,448,428

Financial Company Commercial Paper - 28.0%
Bank of Nova Scotia
8/4/17 to 9/28/17	1.30 to 1.68 (b)	233,000	232,770
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/8/17 to 11/1/17	1.35 to 1.48 (c)	364,000	363,527
Bayerische Landesbank
8/1/17 to 8/7/17	1.24	560,000	559,949
BPCE SA
9/1/17 to 10/11/17	1.30 to 1.37	530,050	528,846
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.33 to 1.34 (c)	153,600	153,239
Canadian Imperial Bank of Commerce
10/13/17 to 4/20/18	1.38 to 1.70 (b)	296,000	296,000
Credit Suisse AG
8/18/17 to 8/23/17	1.36 (b)	300,000	300,000
J.P. Morgan Securities, LLC
9/6/17 to 1/19/18	1.33 to 1.49 (b)	336,000	335,761
Landesbank Baden-Wurttemberg
8/4/17	1.23	109,000	108,989
Societe Generale
8/31/17	1.30	244,500	244,235
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	40,000	39,992
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $3,163,308)			3,163,308

Asset Backed Commercial Paper - 11.0%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

10/12/17	1.35	103,000	102,722
8/11/17	1.18	10,000	9,997
8/11/17	1.18	10,000	9,997
8/16/17	1.18	17,000	16,992
8/24/17	1.21	40,000	39,969
8/25/17	1.21	20,000	19,984
9/18/17	1.25	59,000	58,902
9/19/17	1.25	41,000	40,930
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

9/19/17	1.32	44,000	43,921
9/20/17	1.32	21,000	20,962
9/20/17	1.32	36,000	35,934
9/21/17	1.32	18,000	17,966
9/25/17	1.32	67,000	66,865
9/26/17	1.32	110,000	109,774
9/6/17	1.24	55,000	54,932
9/7/17	1.24	52,000	51,934
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

10/10/17	1.32	50,000	49,872
10/16/17	1.32	72,000	71,799
9/11/17	1.27	20,000	19,971
9/14/17	1.27	11,000	10,983
9/22/17	1.30	39,000	38,927
9/26/17	1.30	18,000	17,964
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

9/28/17	1.32	49,000	48,896
9/28/17	1.32	2,000	1,996
9/5/17	1.24	84,000	83,899
9/6/17	1.24	69,000	68,914
9/7/17	1.27	100,000	99,869
9/8/17	1.27	25,000	24,966
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $1,239,837)			1,239,837

Non-Financial Company Commercial Paper - 3.2%
Comcast Corp.
8/8/17	1.32	37,000	36,991
CVS Health Corp.
8/1/17	1.32 to 1.35	62,750	62,750
Dominion Resources, Inc.
8/28/17 to 9/6/17	1.44 to 1.46	38,000	37,955
Eversource Energy
8/1/17 to 8/7/17	1.30 to 1.31	32,750	32,748
Rogers Communications, Inc.
8/1/17	1.42	19,000	19,000
8/14/17	1.44	17,600	17,591
8/22/17	1.45	9,000	8,992
Sempra Global
8/1/17 to 9/6/17	1.47 to 1.55	77,200	77,145
UnitedHealth Group, Inc.
8/1/17	1.23	52,000	52,000
Virginia Electric & Power Co.
8/3/17	1.32	16,000	15,999
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $361,171)			361,171

U.S. Treasury Debt - 2.4%
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $269,003)	1.35 to 1.46 (b)	269,000	269,003

Other Instrument - 1.6%
Master Notes - 1.6%
Toyota Motor Credit Corp.
8/7/17
(Cost $183,000)	1.54 (b)	183,000	183,000

Variable Rate Demand Note - 0.4%
Florida - 0.4%
Florida Timber Fin. III LLC Taxable 8/7/17, LOC Wells Fargo Bank NA, VRDN
8/7/17
(Cost $40,000)	1.23 (b)	40,000	40,000

Non-Negotiable Time Deposit - 7.5%
Time Deposits - 7.5%
Barclays Bank PLC
8/1/17	1.20	18,240	18,240
Credit Agricole CIB
8/1/17 to 8/7/17	1.23	418,000	418,000
ING Bank NV
8/1/17 to 8/7/17	1.22	414,000	414,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $850,240)			850,240

Interfund Loans - 0.5%
With:
Fidelity Series Growth Company Fund at 1.35% due 8/1/17(d)		55,600	55,600
Fidelity Pharmaceuticals Portfolio at 1.35% due 8/1/17(d)		5,948	5,948
TOTAL INTERFUND LOANS
(Cost 61,548)			61,548

Other Repurchase Agreement - 14.9%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 14.9%
With:
BNP Paribas at 1.29%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $31,501,689, 2.05% - 8.63%, 7/15/18 - 12/15/86)	$30,001	$30,000
Citigroup Global Markets, Inc. at:
1.36%, dated 7/31/17 due 8/1/17 (Collateralized by Equity Securities valued at $122,044,611)	113,004	113,000
2.04%, dated 5/22/17 due 8/21/17 (Collateralized by Corporate Obligations valued at $70,633,042, 0.00%, 7/28/57)	67,345	67,000
2.07%, dated 5/30/17 due 8/28/17 (Collateralized by Mortgage Loan Obligations valued at $30,560,305, 2.25% - 4.36%, 11/15/29 - 9/25/56)	29,150	29,000
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 7/27/17 due 8/3/17 (Collateralized by Corporate Obligations valued at $24,845,739, 1.60% - 7.20%, 1/17/26 - 2/10/51)	23,006	23,000
HSBC Securities, Inc. at 1.36%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $35,700,305, 1.63% - 6.30%, 11/9/17 - 11/1/46)	34,001	34,000
ING Financial Markets LLC at 1.44%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $8,641,449, 6.80% - 6.85%, 6/1/34 - 8/15/39)	8,000	8,000
J.P. Morgan Securities, LLC at:
1.28%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $68,345,324, 0.00% - 1.52%, 8/25/17 - 4/26/18)	67,002	67,000
1.36%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Government Obligations valued at $114,349,905, 0.12% - 7.00%, 7/25/22 - 4/25/47)	111,029	111,000
1.51%, dated 6/30/17 due 8/1/17 (Collateralized by Mortgage Loan Obligations valued at $48,665,849, 6.38% - 6.48%, 2/15/28 - 8/15/30)	45,060	45,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.36%, dated 7/26/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $113,245,664, 3.50%, 6/1/47)	111,029	111,000
1.43%, dated 7/19/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $39,800,586, 0.88%, 7/15/18)	39,022	39,000
2.27%, dated 6/20/17 due 9/18/17 (Collateralized by U.S. Treasury Obligations valued at $327,685,673, 0.88% - 3.00%, 7/31/19 - 5/15/45)	321,816	320,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated:
7/27/17 due 8/7/17 (Collateralized by Corporate Obligations valued at $11,882,409, 0.00% - 6.20%, 3/1/18 - 1/1/49)	11,006	11,000
7/28/17 due 8/7/17 (Collateralized by Corporate Obligations valued at $11,881,928, 0.00% - 11.13%, 10/1/17 - 1/1/49)	11,006	11,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $35,702,111, 2.23% - 3.20%, 12/14/18 - 5/1/22)	34,001	34,000
1.46%, dated:
7/19/17 due 8/2/17 (Collateralized by Equity Securities valued at $35,658,803)	33,019	33,000
7/20/17 due 8/3/17 (Collateralized by Equity Securities valued at $35,657,367)	33,019	33,000
7/21/17 due 8/4/17 (Collateralized by Equity Securities valued at $35,655,904)	33,019	33,000
7/26/17 due 8/7/17 (Collateralized by Equity Securities valued at $35,648,695)	33,019	33,000
7/31/17 due 8/1/17 (Collateralized by Equity Securities valued at $73,442,982)	68,003	68,000
1.51%, dated 7/28/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,221,991, 2.25% - 3.00%, 12/31/20 - 11/15/45)	11,006	11,000
2.36%, dated 7/19/17 due 10/17/17 (Collateralized by U.S. Treasury Obligations valued at $22,459,130, 2.00%, 9/30/20)	22,130	22,000
Societe Generale at:
1.29%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $94,503,740, 0.00% - 9.38%, 10/17/17 - 02/06/57)	90,003	90,000
1.44%, dated 7/31/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $36,639,325, 1.30% - 10.00%, 4/15/19 - 2/28/57)	34,001	34,000
1.56%, dated 8/1/17 due 9/1/17(b)(e)(f)	56,075	56,000
1.57%, dated 7/3/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $48,494,008, 2.27% - 11.50%, 1/15/19 - 2/15/41)(b)(f)	45,057	45,000
Wells Fargo Securities, LLC at:
1.31%, dated 7/31/17 due 8/1/17 (Collateralized by Commercial Paper valued at $46,351,688, 8/8/17)	45,002	45,000
1.36%, dated 7/27/17 due 8/3/17 (Collateralized by Commercial Paper valued at $35,018,750, 8/9/17 - 8/15/17)	34,009	34,000
1.41%, dated 7/27/17 due 8/3/17 (Collateralized by Corporate Obligations valued at $70,363,913, 4.75% - 9.25%, 8/6/19 - 11/3/55)	67,018	67,000
1.95%, dated 5/3/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $23,876,740, 2.25% - 8.25%, 1/15/19 - 9/30/46)	22,107	22,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,679,000)		1,679,000
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $11,295,535)		11,295,535
NET OTHER ASSETS (LIABILITIES) - 0.4%		(13,630)
NET ASSETS - 100%		$11,281,905

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $516,766,000 or 4.6% of net assets.

 (d) Loan is with an affiliated fund.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $11,295,535,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017